N-6	Apr. 26, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	THRIVENT VARIABLE LIFE ACCOUNT I
Entity Central Index Key	0001039305
Entity Investment Company Type	N-6
Document Period End Date	Apr. 26, 2024
Amendment Flag	false
Accumulation VUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
A Decrease Charge (early withdrawal charge) may be assessed upon surrender, lapse or any decrease in the Face Amount. A Decrease Charge will be assessed if the Contract is in the first 10 Contract Years after the Date of
Issue and for 10 years after each increase in Face Amount. The Decrease
Charge will vary depending on the number of years since the Date of Issue, or the last increase in Face Amount. The maximum amount that may be charged is $49.18 per $1,000 of decrease in Face Amount. For example, if you make an early withdrawal, you could pay a Decrease Charge of up to $4,918 on a
$100,000 decrease.
Charges Fee Table
Transaction Charges
In addition to Decrease Charges (early withdrawal charges), you also may be charged for other transactions such as when you pay a premium, transfer accumulated value between investment options, make more than one partial surrender in a Contract Year or exercise your Accelerated Death Benefit Rider.
Charges Fee Table
Ongoing Fees and Expenses (annual charges)
In addition to Decrease Charges (early withdrawal charges) and transaction charges, investment in the Contract is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Contract, mortality and expense risk charges, monthly unit charges, basic monthly charges, interest on any Debt, and the cost of optional benefits available under the Contract. Some of these fees and expenses are set based on characteristics of the Insured (e.g. age, sex (in most states), and rating classification). See the specifications page of your Contract for rates applicable to your Contract.
Investors will also bear expenses associated with Portfolios that correspond to
Subaccounts available under the Contract, as shown in the following table:
				Charges Fee Table Appendix
	Annual Fee	Minimum	Maximum
	Annual Portfolio Expenses (deducted from Portfolio assets)	0.23%	1.50%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
A Decrease Charge (early withdrawal charge) may be assessed upon surrender, lapse or any decrease in the Face Amount. A Decrease Charge will be assessed if the Contract is in the first 10 Contract Years after the Date of
Issue and for 10 years after each increase in Face Amount. The Decrease
Charge will vary depending on the number of years since the Date of Issue, or the last increase in Face Amount. The maximum amount that may be charged is $49.18 per $1,000 of decrease in Face Amount. For example, if you make an early withdrawal, you could pay a Decrease Charge of up to $4,918 on a
$100,000 decrease.
Charges Fee Table

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	49.18%
Surrender Charge Example Maximum [Dollars]	$ 4,918
Transaction Charges [Text Block]
Transaction Charges
In addition to Decrease Charges (early withdrawal charges), you also may be charged for other transactions such as when you pay a premium, transfer accumulated value between investment options, make more than one partial surrender in a Contract Year or exercise your Accelerated Death Benefit Rider.
Charges Fee Table

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to Decrease Charges (early withdrawal charges) and transaction charges, investment in the Contract is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Contract, mortality and expense risk charges, monthly unit charges, basic monthly charges, interest on any Debt, and the cost of optional benefits available under the Contract. Some of these fees and expenses are set based on characteristics of the Insured (e.g. age, sex (in most states), and rating classification). See the specifications page of your Contract for rates applicable to your Contract.
Investors will also bear expenses associated with Portfolios that correspond to
Subaccounts available under the Contract, as shown in the following table:
				Charges Fee Table Appendix
	Annual Fee	Minimum	Maximum
	Annual Portfolio Expenses (deducted from Portfolio assets)	0.23%	1.50%

Investment Options (of Other Amount) Minimum [Percent]	0.23%
Investment Options (of Other Amount) Maximum [Percent]	1.50%
Risks [Table Text Block]
RISKS	Location in Statutory Prospectus
Risk of Loss
You can lose money by investing in this Contract, including loss of your premiums (principal), and your Contract can lapse without value.
Additionally, Debt will reduce your Cash Surrender Value, Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee
Premium requirement. If you surrender the Contract or allow it to lapse while a
Contract loan is outstanding, the amount of Debt, to the extent it has not previously been taxed, will be considered part of the amount you receive and taxed accordingly. Loans may have tax consequences.
Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. You should only purchase the
Contract if you have the financial ability to keep it in force for a substantial period of time.
The primary reason to buy a life insurance contract is for the Death Benefit it provides in the event of the Insured’s death. You should not purchase the
Contract if you do not need life insurance protection or intend to surrender all or part of the Accumulated Value in the near future. Surrender charges, expenses, and tax consequences generally make the Contract unsuitable as a short-term investment.
Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose and can vary depending on the performance of the investment options available under the Contract.
Each investment option has its own unique risks.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the
Contract. You could lose some or all of your money.
You should review the available Portfolios’ prospectuses before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to risks related to Thrivent, including that any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability and financial strength of Thrivent. More information about Thrivent, including its financial strength ratings, is available upon request by calling 1-800-847-4836.
Principal Risks of Investing in the Contract
Contract Lapse
Your Contract will lapse (that is, terminate without value) if: (1) your monthly deductions are greater than your Cash Surrender Value; (2) there is not an active No-Lapse Guarantee; and (3) payment of the premium to keep the
Contract in force is not paid within the grace period. No Death Benefit will be paid if the Contract is lapsed. Payment will be required to reinstate the
Contract. We will reinstate a Contract only if our requirements for reinstatement are satisfied, which may include requiring new proof of insurability of the Insured person.
Lapse and Reinstatement

Investment Restrictions [Text Block]	We place limits on frequent trading.There is a $25 charge for each transfer when you transfer money between investment options in excess of 12 times a year.We reserve the right to add, delete, combine or substitute investment Subaccounts.If you elected the Guideline Premium Test (GPT), we reserve the right to not accept any premiums when the Death Benefit is based on the Table of Death Benefit Factors or the portion of any premium that would cause the Death Benefit to be based on the Table of Death Benefit Factors.If you elected the Cash Value Accumulation Test (CVAT), then prior to Attained Age 100 (and at any age in New York issued Contracts), we will not accept premium as described above and at Attained Age 100 and later we reserve the right not to accept premiums as described above.We will also have the right to limit or refund a premium payment or make distributions from the Contract as necessary to continue to qualify the Contractas life insurance under federal tax law or to avoid the classification of your Contract as a “modified endowment contract” (MEC).
Optional Benefit Restrictions [Text Block]	Optional benefits may be subject to age and underwriting requirements. We generally deduct any monthly costs for these Additional Benefits from the Accumulated Value as part of the monthly deduction. Optional benefits may not be available for all ages or underwriting classes, may not be available after original issue of the Contract and may terminate at certain ages. We may stop offering an optional benefit at any time prior to the time you elect to add it to your Contract.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.Distributions from your Contract, if taxable, will be taxed at ordinary income tax rates.Depending on the total amount of premiums you pay and the frequency of such payments, the Contract may be treated as a MEC.Distributions including loans and loan interest will be taxed on an “income first” basis and may be subject to a penalty tax if taken before you are age 59 1∕2 if your Contract is a MEC.The transfer of the Contract or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the impositions of gift, estate, and generation skipping transfer taxes.
Investment Professional Compensation [Text Block]	Your financial advisor or professional may receive compensation for selling this Contract to you. This compensation consists of commissions, bonuses, asset-based compensation, and promotional incentives. Thrivent may also share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee TableTransaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon receipt of each premium payment	5% of each premium payment[1]
Premium Tax Charge	Not currently applicable[2]	Not currently applicable[2]
Decrease Charge[3]	Upon surrender, lapse, or decrease in the Face Amount
[1] The Percent of Premium Charge may not be deducted in certain situations.
2 We are not currently subject to premium taxes. However, we reserve the right to impose a charge for these taxes in the future if we have to pay them. If imposed, the premium tax charge would be between 0% and 5% of premium payments.
[3] The Decrease Charge applies to each decrease in Face Amount during the first 10 Contract Years and during the first 10 years following an increase in Face Amount. The Decrease Charge remains level for the first five years of the Contract (or during the first five years following an increase in Face Amount), and then decreases each Contract Year to zero after year 10 (and to zero after the 10th year following an increase in Face Amount). Decrease Charges depend on the Insured’s Issue Age, sex (in most states), amount of decrease in Face Amount, risk class and duration of the Contract. See Charges.Transaction Fees, cont.
Charge	When Charge is Deducted	Amount Deducted
Maximum		$49.18 per $1,000 of decrease in Face Amount
Minimum		$3.70 per $1,000 of decrease in Face Amount
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $400,000, in the first Contract Year.	$17.92 per $1,000 of decrease in Face Amount
Partial Surrender Charge	Upon each partial surrender in excess of one per Contract Year	$25 per partial surrender
Transfer Charge	Upon each transfer after the twelfth in a Contract Year[4]	$25 per transfer
Accelerated Death Benefit	On exercise of benefit[5]	$150
[4] The charge applies to each transfer in excess of the first twelve transfers made in a Contract Year.
[5] The charge may vary by state and may be lower in some states.The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge[6]	On Date of Issue and monthly thereafter
Maximum Charge		$999.96 per $1,000 of risk amount[7]
Minimum Charge		$0.07 per $1,000 of risk amount[7]
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $400,000, in the first Contract Year.	$1.10 per $1,000 of risk amount[7]
Mortality and Expense Risk Charge	On Date of Issue and monthly thereafter	1.0% of the Subaccount value[8]
Monthly Unit Charge[9]	On Date of Issue and monthly after issue, and monthly after a Face Amount Increase
[6] Cost of insurance charges depend on the Insured’s Issue Age, sex (in most states), risk amount, Face Amount, risk class and duration of the Contract. The Cost of Insurance Charge shown may not be representative of the charge that a particular investor will pay.
[7] For more information on the calculation of this charge see Charges.
[8] Actual current charge is less. For more information on the calculation of this charge see Charges.
[9] The charge applies for the first 180 months after issue and the first 180 months after an increase in Face Amount. See Charges.Periodic Charges Other Than Annual Portfolio Expenses, cont.
Charge	When Charge is Deducted	Amount Deducted
Maximum Charge		$5.88 per $1,000 of Face Amount
Minimum Charge		$0.00 per $1,000 of Face Amount
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $400,000, in the first Contract Year.	$0.96 per $1,000 of Face Amount
Basic Monthly Charge	On the Date of Issue and monthly thereafter	$108[10]
Debt Interest	Accrues daily	4.0% Net Interest Rate on Debt[11]
Optional Benefits Charge:[12]
Disability Waiver of Monthly Deduction Benefit	On the rider date of issue and monthly thereafter
Maximum		195.5% of all monthly deductions[13]
Minimum		4.8% of all monthly deductions[13]
Charge for a male Insured, Issue Age 40, in the standard risk class	7.7% of all monthly deductions[13]
Guaranteed Increase Option	On the rider date of issue and monthly thereafter
Maximum		$2.52 per $1,000 of rider coverage amount[14]
Minimum		$0.36 per $1,000 of rider coverage amount[14]
Charge for an Insured, Issue Age0	$0.36 per $1,000 of rider coverage amount[14]
[10] Charge is for adults (issue age 18+) and equates to $9.00 per month. For juvenile (issue age 0-17) Contracts, the charge is $90 per year, which equates to $7.50 per month.
[11] The maximum net interest charged on Debt is 4.0%. The gross annual interest rate charged on Debt is 6.0% and for amounts that are transferred as collateral to the Loan Account we pay a minimum effective annual rate of 2.0%. We may pay a rate greater than 2.0%.
[12] Charges for Additional Benefits vary based on Attained Age or Issue Age, sex (in most states), risk class, Face Amount, risk amount, or rider coverage amount. Charges based on age may increase as the Insured ages. The charges noted apply if the rider is included in your Contract and the Contract and/or rider has not otherwise terminated. Before you purchase a Contract, we will provide you a free personalized illustration of your future benefits under the Contract.
[13] The charge applies until Insured’s Attained Age 65. Monthly deductions include cost of insurance charge, benefit rider charges, basic monthly charge, monthly unit charge, and mortality and expense risk charge.
[14] The charge applies until the first rider anniversary on or after Insured’s age 49.The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that investors will bear during the time that they own the Contract. This table shows the range (maximum and minimum) of fees and expenses (including management fees and other expenses) charged by the Portfolios, expressed as an annual percentage of average daily net assets. A complete list of the Portfolios corresponding to Subaccounts available under the Contract, including their annual expenses, may be found at the back of this document in the Appendix.
Annual Portfolio Expenses	MINIMUM	MAXIMUM
Expenses that are deducted from Portfolio assets, including management fees, distribution fees and other expenses.	0.23%	1.50%
Expenses that are deducted from Portfolio assets, after reimbursements and/or fee waivers.*	0.23%*	1.15%*
* The reimbursements and/or fee waivers will last until April 30, 2025, but may be terminated at any time in the future. As a fraternal benefit society, Thrivent is also required to have a Maintenance of Solvency provision that could require you to pay us an amount to maintain our financial strength. For a complete discussion of the Maintenance of Solvency provision, see Maintenance of Solvency in the statutory prospectus.
Transaction Expenses [Table Text Block]	Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon receipt of each premium payment	5% of each premium payment[1]
Premium Tax Charge	Not currently applicable[2]	Not currently applicable[2]
Decrease Charge[3]	Upon surrender, lapse, or decrease in the Face Amount
[1] The Percent of Premium Charge may not be deducted in certain situations.
2 We are not currently subject to premium taxes. However, we reserve the right to impose a charge for these taxes in the future if we have to pay them. If imposed, the premium tax charge would be between 0% and 5% of premium payments.
[3] The Decrease Charge applies to each decrease in Face Amount during the first 10 Contract Years and during the first 10 years following an increase in Face Amount. The Decrease Charge remains level for the first five years of the Contract (or during the first five years following an increase in Face Amount), and then decreases each Contract Year to zero after year 10 (and to zero after the 10th year following an increase in Face Amount). Decrease Charges depend on the Insured’s Issue Age, sex (in most states), amount of decrease in Face Amount, risk class and duration of the Contract. See Charges.Transaction Fees, cont.
Charge	When Charge is Deducted	Amount Deducted
Maximum		$49.18 per $1,000 of decrease in Face Amount
Minimum		$3.70 per $1,000 of decrease in Face Amount
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $400,000, in the first Contract Year.	$17.92 per $1,000 of decrease in Face Amount
Partial Surrender Charge	Upon each partial surrender in excess of one per Contract Year	$25 per partial surrender
Transfer Charge	Upon each transfer after the twelfth in a Contract Year[4]	$25 per transfer
Accelerated Death Benefit	On exercise of benefit[5]	$150
[4] The charge applies to each transfer in excess of the first twelve transfers made in a Contract Year.
[5] The charge may vary by state and may be lower in some states.
Sales Load (of Premium Payments), Current [Percent]	5.00%
Sales Load, Footnotes [Text Block]	The [ls:percentofpremiumcharge]Percent of Premium Charge[le] may not be deducted in certain situations.
Premium Taxes, Description [Text Block]	Premium Tax Charge
Premium Taxes, Footnotes [Text Block]	We are not currently subject to premium taxes. However, we reserve the right to impose a charge for these taxes in the future if we have to pay them. If imposed, the premium tax charge would be between 0% and 5% of premium payments.
Deferred Sales Charge, Description [Text Block]	Decrease Charge[3]
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, lapse, or decrease in the Face Amount
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	49.18%
Deferred Sales Load (of Purchase Payments), Minimum [Percent]	3.70%
Deferred Sales Load, Footnotes [Text Block]
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $400,000, in the first Contract Year.	$17.92 per $1,000 of decrease in Face Amount

Other Surrender Fees, Description [Text Block]	Partial Surrender Charge
Other Surrender Fees, When Deducted [Text Block]	Upon each partial surrender in excess of one per Contract Year
Other Surrender Fees, Current [Dollars]	$ 25
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	Upon each transfer after the twelfth in a Contract Year
Transfer Fee, Current [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	[4] The charge applies to each transfer in excess of the first twelve transfers made in a [ls:contractyear]Contract Year[le].
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge[6]	On Date of Issue and monthly thereafter
Maximum Charge		$999.96 per $1,000 of risk amount[7]
Minimum Charge		$0.07 per $1,000 of risk amount[7]
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $400,000, in the first Contract Year.	$1.10 per $1,000 of risk amount[7]
Mortality and Expense Risk Charge	On Date of Issue and monthly thereafter	1.0% of the Subaccount value[8]
Monthly Unit Charge[9]	On Date of Issue and monthly after issue, and monthly after a Face Amount Increase
[6] Cost of insurance charges depend on the Insured’s Issue Age, sex (in most states), risk amount, Face Amount, risk class and duration of the Contract. The Cost of Insurance Charge shown may not be representative of the charge that a particular investor will pay.
[7] For more information on the calculation of this charge see Charges.
[8] Actual current charge is less. For more information on the calculation of this charge see Charges.
[9] The charge applies for the first 180 months after issue and the first 180 months after an increase in Face Amount. See Charges.Periodic Charges Other Than Annual Portfolio Expenses, cont.
Charge	When Charge is Deducted	Amount Deducted
Maximum Charge		$5.88 per $1,000 of Face Amount
Minimum Charge		$0.00 per $1,000 of Face Amount
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $400,000, in the first Contract Year.	$0.96 per $1,000 of Face Amount
Basic Monthly Charge	On the Date of Issue and monthly thereafter	$108[10]
Debt Interest	Accrues daily	4.0% Net Interest Rate on Debt[11]
Optional Benefits Charge:[12]
Disability Waiver of Monthly Deduction Benefit	On the rider date of issue and monthly thereafter
Maximum		195.5% of all monthly deductions[13]
Minimum		4.8% of all monthly deductions[13]
Charge for a male Insured, Issue Age 40, in the standard risk class	7.7% of all monthly deductions[13]
Guaranteed Increase Option	On the rider date of issue and monthly thereafter
Maximum		$2.52 per $1,000 of rider coverage amount[14]
Minimum		$0.36 per $1,000 of rider coverage amount[14]
Charge for an Insured, Issue Age0	$0.36 per $1,000 of rider coverage amount[14]
[10] Charge is for adults (issue age 18+) and equates to $9.00 per month. For juvenile (issue age 0-17) Contracts, the charge is $90 per year, which equates to $7.50 per month.
[11] The maximum net interest charged on Debt is 4.0%. The gross annual interest rate charged on Debt is 6.0% and for amounts that are transferred as collateral to the Loan Account we pay a minimum effective annual rate of 2.0%. We may pay a rate greater than 2.0%.
[12] Charges for Additional Benefits vary based on Attained Age or Issue Age, sex (in most states), risk class, Face Amount, risk amount, or rider coverage amount. Charges based on age may increase as the Insured ages. The charges noted apply if the rider is included in your Contract and the Contract and/or rider has not otherwise terminated. Before you purchase a Contract, we will provide you a free personalized illustration of your future benefits under the Contract.
[13] The charge applies until Insured’s Attained Age 65. Monthly deductions include cost of insurance charge, benefit rider charges, basic monthly charge, monthly unit charge, and mortality and expense risk charge.
[14] The charge applies until the first rider anniversary on or after Insured’s age 49.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge[6]
Insurance Cost, When Deducted [Text Block]	On Date of Issue and monthly thereafter
Insurance Cost, Representative Investor [Text Block]
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $400,000, in the first Contract Year.	$1.10 per $1,000 of risk amount[7]

Insurance Cost (of Face Amount), Maximum [Percent]	999.96%
Insurance Cost (of Face Amount), Minimum [Percent]	0.07%
Insurance Cost, Footnotes [Text Block]

[6] Cost of insurance charges depend on the [ls:insured]Insured's[le] [ls:issueage]Issue Age[le], sex (in most states), risk amount, [ls:faceamount]Face Amount[le], risk class and duration of the [ls:contract]Contract[le]. The Cost of Insurance Charge shown may not be representative of the charge that a particular investor will pay.

[7] For more information on the calculation of this charge see Charges.

Expense Risk Fees, Description [Text Block]	Monthly Unit Charge[9]
Expense Risk Fees, When Deducted [Text Block]	On Date of Issue and monthly after issue, and monthly after a Face Amount Increase
Expense Risk Fees, Representative Investor [Text Block]
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $400,000, in the first Contract Year.	$0.96 per $1,000 of Face Amount

Expense Risk Fees (of Face Amount), Maximum [Percent]	5.88%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.00%
Expense Risk Fees, Footnotes [Text Block]	[9] The charge applies for the first 180 months after issue and the first 180 months after an increase in [ls:faceamount]Face Amount[le]. See Charges.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	On Date of Issue and monthly thereafter
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	1.00%
Mortality And Expense Risk Fees, Footnotes [Text Block]	[8] Actual current charge is less. For more information on the calculation of this charge see Charges.
Administrative Expenses, Description [Text Block]	Basic Monthly Charge
Administrative Expenses, When Deducted [Text Block]	On the Date of Issue and monthly thereafter
Administrative Expense, Current [Dollars]	$ 108
Administrative Expense, Footnotes [Text Block]	[10] Charge is for adults (issue age 18+) and equates to $9.00 per month. For juvenile (issue age 0-17) [ls:contract]Contracts[le], the charge is $90 per year, which equates to $7.50 per month.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that investors will bear during the time that they own the Contract. This table shows the range (maximum and minimum) of fees and expenses (including management fees and other expenses) charged by the Portfolios, expressed as an annual percentage of average daily net assets. A complete list of the Portfolios corresponding to Subaccounts available under the Contract, including their annual expenses, may be found at the back of this document in the Appendix.
Annual Portfolio Expenses	MINIMUM	MAXIMUM
Expenses that are deducted from Portfolio assets, including management fees, distribution fees and other expenses.	0.23%	1.50%
Expenses that are deducted from Portfolio assets, after reimbursements and/or fee waivers.*	0.23%*	1.15%*
* The reimbursements and/or fee waivers will last until April 30, 2025, but may be terminated at any time in the future. As a fraternal benefit society, Thrivent is also required to have a Maintenance of Solvency provision that could require you to pay us an amount to maintain our financial strength. For a complete discussion of the Maintenance of Solvency provision, see Maintenance of Solvency in the statutory prospectus.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio assets, including management fees, distribution fees and other expenses.
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	1.50%
Portfolio Company Expenses, Footnotes [Text Block]	* The reimbursements and/or fee waivers will last until April 30, 2025, but may be terminated at any time in the future.
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractInvestment Risk The assets in each Subaccount are invested in a corresponding Portfolio of the Fund. If you invest your Accumulated Value in one or more Subaccounts, then you will be subject to the risk that investment performance of the Portfolios corresponding to the Subaccounts will be unfavorable and that the Accumulated Value will decrease. If your investment performance is very poor, you could lose everything you invest and your Contract could lapse without value, unless you pay additional premium. If you allocate premiums to the Fixed Accounts, then we credit your accumulated value in the Fixed Accounts with a declared rate of interest. You assume the risk that the rate may decrease, although the Fixed Account rate will never be lower than a guaranteed minimum annual effective rate of 2.0%.Risk of Lapse If your monthly deductions exceed your Cash Surrender Value, then unless your Contract has an active No-Lapse Guarantee in effect your Contract will enter a 61-day grace period. We will notify you that your Contract will lapse (that is, terminate without value) if you do not send us a sufficient payment by a specified date. Your Contract generally will not lapse: ♦ if you make timely payment of the minimum premium amount required to keep the No-Lapse Guarantee in effect; or♦ if during the grace period you make a sufficient premium payment.Subject to certain conditions, you may reinstate a lapsed Contract.Tax Risks We anticipate that the Contract should be deemed a life insurance contract under federal tax law. However, the federal income tax requirements applicable to the Contract are complex and there is limited guidance and some uncertainty about the application of the federal tax law to the Contract. Assuming that the Contract qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value until there is a distribution from the Contract. In addition, assuming the Contract continues to qualify as a life insurance contract beyond age 100, you should not be deemed to be in constructive receipt upon attainment of age 100. Under current tax law, Death Proceeds payable under the Contract generally would be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Proceeds. However, Death Proceeds may be subject to state and/or federal estate and/or inheritance tax. Depending on the total amount of premiums you pay and the frequency of such payments, the Contract may be treated as a MEC under federal tax laws. If a contract is treated as a MEC, then surrenders, partial surrenders, collateral assignments, loans and loan interest under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, collateral assignments and loans (including loan interest) taken before you reach age 59 1⁄2. If the Contract is not a MEC, distributions generally will be treated first as a return of your investment in the Contract and then as taxable income. Moreover, loans generally will not be treated as distributions. Finally, neither distributions nor loans from a Contract that is not a MEC are subject to the 10% penalty tax. If the Contract lapses and a loan is outstanding, you may be deemed to be in receipt of taxable income from the Contract. Additionally, if the Contract lapses and is later reinstated, the Contract may be treated as a MEC. We make no guarantees regarding any tax treatment— federal, state or local—of any Contract or of any transaction involving a Contract. You should consult a qualified tax advisor for assistance in all Contract-related tax matters.Surrender and Partial Surrender Risks You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Accumulated Value in the near future. We designed the Contract to meet long-term financial goals. A Decrease Charge will be assessed if the Contract is surrendered in the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If a partial surrender results in a decrease in Face Amount, a Decrease Charge applies to Face Amount decreases during the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If you select a level Death Benefit Option, a partial surrender will generally reduce the Face Amount of the Contract. Depending on the amount of premium paid, or any Decrease Charges, there may be little or no Cash Surrender Value available to you at the time you surrender your Contract. Decrease Charges reduce your Cash Surrender Value and your Cash Surrender Value may be less than the premiums paid. Even if you do not ask to surrender your Contract, Decrease Charges may play a role in determining whether your Contract will lapse (terminate without value). This is because Decrease Charges affect the Cash Surrender Value, a measure we use to determine whether your Contract will enter a grace period (and possibly lapse). See Risk of Lapse in this section. A partial surrender will reduce Accumulated Value, Death Benefit and the amount of premiums considered paid to meet the No-Lapse Guarantee Premium requirement. A surrender or partial surrender may have tax consequences.Loan Risks A Contract loan will affect the Accumulated Value over time because we transfer the amount of the Debt from the Subaccounts and/or Fixed Accounts to the Loan Account where the value serves as collateral to assure repayment of the loan. This loan collateral does not participate in the investment performance of the Subaccounts. The loan will grow and must be repaid. If the loan is not repaid during the Insured’s life, we reduce the amount we pay on the Insured’s death by the amount of any outstanding Debt to repay the loan. Your Contract may lapse (terminate without value) if your Debt reduces the Cash Surrender Value to less than zero. Debt will reduce your Cash Surrender Value, Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirement. If you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the Loan Account collateral will be used to repay the Debt and the amount of Debt, to the extent it has not previously been taxed, will be considered part of the amount you have received and taxed accordingly. Loans may have immediate tax consequences if your Contract is a MEC even if you do not surrender the Contract or allow it to lapse. Portfolio Risks A comprehensive discussion of the risks of each Portfolio in which the Subaccounts invest may be found in the summary prospectus for each Fund. Please refer to the summary prospectus for the Fund for more information. There is no assurance that any Portfolio will achieve its stated investment objective.Short-Term Investment Risk The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The Contract is more beneficial to investors with a long time horizon. Surrender charges, expenses, and tax consequences make the Contract unsuitable as a short-term investment. You should only purchase the Contract if you have the financial ability to keep it in force for a substantial period of time. The primary reason to buy a life insurance Contract is for the Death Benefit it provides in the event of the Insured’s death. You should not purchase the Contract if you do not need life insurance protection or intend to surrender and/or borrow all or part of the Accumulated Value in the near future. Insurance Company Risk An investment in the Contract is subject to the risks related to Thrivent. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability and financial strength of Thrivent. If Thrivent experiences financial distress, it may not be able to meet its obligations to you. More information about Thrivent, including its financial strength ratings, is available upon request by calling 1-800-847-4836. Fixed Account Risk Interest guarantees are subject to Thrivent's claims paying ability. Premium Payment Risk Your ability to make additional premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. We will also have the right to limit or refund a premium payment or make distributions from the Contract as necessary to continue to qualify the Contract as life insurance under federal tax law or to avoid the classification of your Contract as a MEC. The premium refund to prevent MEC status may, in some situations, result in loss of the No-Lapse Guarantee (if applicable) on the Contract. See Premiums for more information. Fees and Charges Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider. Risks Affecting our Administration of Your Contract We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract owner information confidential). Alternatives to the Contract Other contracts or investments may provide more favorable returns or benefits than the Contract. Potentially Harmful Transfer Activity The Contract is not designed for frequent transfers by anyone. Frequent transfers between subaccounts may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Portfolio. Neither the Contracts nor the underlying Portfolios are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Contract Owners could be at the expense of other Contract Owners. To protect Contract Owners and the underlying Portfolios, we have policies and procedures to deter frequent transfers between and among the Subaccounts. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Contract Owners.Risk of Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, based on changes in the Company’s future expectations of relevant factors, as determined in its sole discretion. Although some Portfolios may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Contract in force.Cybersecurity Risk We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Standard Death Benefits The primary reason to buy a life insurance Contract is for the Death Benefit it provides in the event of the Insured’s death. At the time of purchase, you must select between two Death Benefit Options: Option 1 (Level Death Benefit Option) or Option 2 (Variable Death Benefit Option). We determine the amount payable (Death Proceeds) depending on the Death Benefit Option in effect on the date of Insured’s death. Death Proceeds payable upon the death of the Insured is the sum of the Death Benefit plus any insurance on the Insured’s life provided by Additional Benefits less any Debt and the lesser of (1) unpaid monthly deductions or (2) any unpaid No-Lapse Guarantee Premium. We will also deduct any amount paid by us after the date of death and before we were notified of the death. The Death Benefit will be calculated as of the date of death. When Insurance Coverage Takes Effect At the time an application is accepted, subject to Thrivent’s underwriting rules, an applicant can obtain temporary insurance protection pending issuance of the Contract by submitting payment of a full premium for the premium interval selected. If Thrivent subsequently determines that the proposed insured is not an acceptable risk under Thrivent’s underwriting standards or rules, no temporary insurance coverage will have been provided and any premium paid will be refunded without interest. No insurance will take effect unless and until all of the following conditions are present and satisfied during the lives of all persons to be insured: (a) the Contract has been issued and delivered to you; (b) the first full premium has been paid; and (c) the health of all persons to be insured remains as stated in the Application. We begin to deduct monthly deductions from your Accumulated Value on the Contract Date. However, monthly deductions will be effective as of the Date of Issue if different from the Contract Date. Life Insurance Tax Qualification The death benefit for all Contracts must meet the definition of life insurance under Section 7702 of the Code. If your Application was completed prior to September 15, 2020 then the Cash Value Accumulation Test (CVAT) will automatically be used to meet this requirement. If your Application is completed on or after September 15, 2020, then at the time of purchase you must select between two methods that satisfy this tax definition: the CVAT and the Guideline Premium Test (GPT). You cannot change your selection after the Contract is issued. For both tests, the Death Benefit will be at least the Accumulated Value multiplied by a death benefit factor, which varies by Attained Age. CVAT: the death benefit factors are based on the risk class and sex (in most states) of the Insured, and any rating. A table of these death benefit factors will be listed in the Contract. GPT: the death benefit factors are the cash value corridor factors provided in the Code. A table of these death benefit factors will be listed in the Contract. Premiums may be limited under the GPT, to ensure compliance with the Federal tax laws. As this selection cannot be revised, careful consideration should be given to which testing method to choose. Aspects you should consider include the following. The CVAT will generally allow larger premiums to be paid relative to the Contract’s Death Benefit, especially in the early Contract years. If you want to maximize Accumulated Values relative to the Contract’s Death Benefit, this test generally will allow larger Accumulated Values relative to the Death Benefit in the early years and lower Accumulated Values relative to the Death Benefit in the later Contract years. Conversely, Contracts based on the GPT generally require larger Death Benefits relative to Accumulated Values in early Contract years but allow larger Accumulated Values relative to Death Benefits in later Contract years. As there are cumulative premium limits with this test, total premium payments must not exceed the limit described in the Code.Option 1 (Level Death Benefit Option) The Death Benefit for this option remains level, but in limited situations will vary. The Death Benefit is the greater of the Face Amount, or the Death Benefit factor multiplied by Accumulated Value. If you keep your Contract in force for several years and your Accumulated Value continues to increase, your Death Benefit may be increased by a Death Benefit factor. This factor helps to ensure that your Death Benefit is large enough relative to Accumulated Value to assure the Contract will qualify as life insurance under federal tax law. The Death Benefit factor depends upon your Attained Age. If the CVAT is used to satisfy the tax definition, then the death benefit factor will also depend on the Insured’s sex (in most states) and risk class. Your Contract includes a Table of Death Benefit Factors. You should consider the Level Death Benefit Option if: ♦ you do not expect your insurance needs to generally increase; or♦ you would like to minimize your insurance costs.In general, the Level Death Benefit Option provides greater growth potential in Accumulated Value than the Variable Death Benefit Option. By choosing the Level Death Benefit Option, any increases in Accumulated Value reduce the actual risk amount and lower your cost of insurance.Option 2 (Variable Death Benefit Option) The Variable Death Benefit Option provides a Death Benefit that varies over time. The Death Benefit will be the greater of the Face Amount plus Accumulated Value, or the Death Benefit factor (described above) multiplied by Accumulated Value. The Death Benefit fluctuates correspondingly with your Accumulated Value. You should consider the Variable Death Benefit Option if: ♦ you expect your insurance needs to increase, or♦ you would like to have the potential for an increasing death benefit.In general, the variable option provides the potential for a greater death benefit than the level option.Changing Your Death Benefit Option You may request a change from one Death Benefit Option to the other at any time before Attained Age 121 except when the Death Benefit is based on the Table of Death Benefit Factors as provided in your Contract. If we approve the change, we will increase or decrease the Face Amount so your Death Benefit immediately after the change will be the same as immediately before the change. If you change from the Level Death Benefit Option to the Variable Death Benefit Option, we will reduce your Face Amount by the amount of Accumulated Value on the date the change takes place. The decrease in Face Amount and any Decrease Charge will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. We will not allow the change if it reduces your Face Amount below the minimum amount as defined on the schedule page of your Contract. If you select the GPT, then additional restrictions will apply. If the change in Death Benefit Option would cause total premium payments already made to exceed the cumulative premium limit of the Code, the change may be made only if the Cash Surrender Value before the change exceeds the refund required under the Code. If the change is made, the required refund will be made as a partial surrender with no partial surrender charge applied. If you change from the Variable Death Benefit Option to the Level Death Benefit Option, your Face Amount increases by the Accumulated Value on the effective date of the change which also increases any unit charges under your Contract. The Face Amount increase will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. The increase is determined so your Death Benefit immediately after the change will be the same as immediately before the change. A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect on the effective date of the change. The effective date of the change will be the Monthly Anniversary on or following the date we receive Notice. The new Death Benefit Option will be shown on a supplemental Contract schedule page that we will send to you. There may be tax consequences when you change your Death Benefit Option. Please consult your tax advisor before making any such change. If a change in your Death Benefit Option would result in your cumulative premiums exceeding the maximum premium limitations for life insurance under the Code, we will process a partial withdrawal to force out any excess premiums which exceed the maximum premium limitations and that money will be refunded to you. A change in Death Benefit Option may affect the monthly cost of insurance charge because this charge varies with the net amount at risk (in general, the Death Benefit less the Accumulated Value). Changing from Option 1 to Option 2 will generally decrease the net amount at risk, thereby reducing the cost of insurance charges. Changing from Option 2 to Option 1 will generally result in a net amount at risk that remains level. Such a change from Option 2 to Option 1, however, will result in an increase in the cost of insurance charges over time because the net amount at risk will (unless the Death Benefit is based on the applicable percentage of Accumulated Value) remain level rather than decreasing as the Accumulated Value increases.Changing Your Face Amount You select the Face Amount when you apply for the Contract. You may change the Face Amount by giving us Notice. We will not permit any change that would result in your Contract being disqualified as a life insurance contract under Section 7702 of the Code. If the change in Face Amount would result in your cumulative premiums exceeding the maximum premium limitations for life insurance under the Code, we will process a partial withdrawal to force out any excess premiums which exceed the limit, and that money will be refunded to you. Changing the Face Amount may have tax consequences and you should consult a tax advisor before doing so. Increasing Your Face Amount
Subject to our underwriting guidelines and policies, you have the right to increase the Face Amount at any time before the Insured’s last day for increases shown on page 3A of your Contract. Any increase in Face Amount is subject to the following conditions: ♦ We must receive an application at our Service Center, if and as required by our standards.♦ Satisfactory evidence of insurability, if and as required by our standards, unless a contractual exception applies.♦ The increase amount must be for at least $25,000.Increases in your Face Amount will result in additional charges to cover the increased amount at risk. The increased Face Amount will also increase any unit charges under your Contract. We compute charges at the existing rates at the time of increase. The cost of insurance rates for each increase will vary based on factors such as sex (in most states), risk class, age and the time elapsed since issue. The increase will be effective on the date shown on the supplemental Contract schedule page we provide. A new set of Decrease Charges will also apply to each increase in your Contract’s Face Amount. We show these new charges on the amended Contract specification page of your Contract. However, the Decrease Charges will only be assessed if your Face Amount is later decreased and the Decrease Charge is still in effect for that part of the Face Amount that was decreased. See Charges for additional information regarding this charge. Sometimes an increase in the Face Amount, along with other factors, may cause a Contract to be classified as a MEC and could have potentially negative tax consequences. See Taxes. A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect. Decreasing Your Face Amount
At any time before the Insured’s Attained Age 121, you have the right to decrease your Face Amount. Requirements for decreasing your Face Amount are: ♦ we must receive Notice;♦ the Face Amount remaining in effect cannot be less than the minimum amount defined at issue on the Contract schedule page;♦ the Accumulated Value, and premiums if you select the GPT, must be in compliance with Code limits. If the decrease would cause total premium payments already made to exceed the cumulative premium limit of the Code, the decrease may be made only if the Cash Surrender Value before the decrease exceeds the refund required under the Code. If the decrease is made, the required refund will be made as a partial surrender with no partial surrender charge applied; and♦ on the date the decrease would be effective Accumulated Value less Debt must be greater than or equal to any Decrease Charge that may apply.The decrease will become effective as of the Monthly Anniversary on or following the date we receive Notice at the Service Center. We will subtract the decrease first from any previous increases in the Face Amount, starting with the most recent, and then as needed from the original Face Amount. We subtract a Decrease Charge from the Accumulated Value if a Decrease Charge is in effect for that part of the Face Amount decreased. We show you the Decrease Charges applicable to you on the Table of Decrease Charges in your Contract. A new No-Lapse Guarantee Premium will be determined if the No-Lapse Guarantee has not terminated before the effective date of the decrease. A decrease in your Face Amount may cause your Contract to be classified as a (MEC and could have other tax consequences. Please consult your tax advisor before decreasing your Face Amount.Death Claims In the event of the death of the Insured, we must receive Notice of death at our Service Center. We will provide a claim form upon receiving the Notice. A financial advisor or professional may assist in making such a claim.Payment of Benefits In addition to traditional lump sum payments, other payment options are available. All or part of the life insurance proceeds from death or surrender may be placed in one of several settlement options. Proceeds distributed according to a settlement option do not vary with the investment performance of the Variable Account. Contract Owners may select a settlement option prior to the Insured’s death. A Beneficiary may select a settlement option at the time of making a claim for Death Benefits. The minimum amount that we will apply to a settlement option is $2,000. Additionally, the resulting payment must be at least $50. Once a settlement option is selected, we will provide a settlement option agreement. In the settlement option agreement, we will reflect guaranteed payments, if any.Settlement Options Option 1: Interest Income
Under this settlement option, the proceeds are left with Thrivent to accumulate interest. We will pay, on the proceeds that remain with us an annual rate of interest at least equal to the amount shown on the Contract’s schedule page. The payee may withdraw all or part of the proceeds at any time. Option 2: Income of a Fixed Amount
With this settlement option the payee elects to receive a fixed amount at regular intervals until the proceeds with interest have all been paid. The payment period may not exceed 360 months. Interest accumulates on the amount that remains with us until the proceeds are all paid out. For example, if your Beneficiary elected to receive $10,000, paid annually, we would pay $10,000 annually until we pay out all of the remaining proceeds. The final payment may be smaller than prior payments. We will pay an annual rate of interest at least equal to the amount shown on the Contract’s schedule page. The amount of interest may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw the present value of all or a portion of remaining payments at any time based on a discount rate that is 0.5% per annum greater than the interest rate used to calculate the amount of the payments. If a portion of the present value is withdrawn, the number of future payments will be reduced. If the full value is withdrawn, we will make no further payments. Option 3: Income for a Fixed Period
This option provides payments at regular intervals. The payee may elect a specified number of months or years but may not select a period exceeding 360 months or the payee’s life expectancy. We reserve the right to require a fixed period of at least 60 months. We will pay an annual rate of interest at least equal to the amount shown on the Contract’s schedule page on the proceeds that remain with us. The amount of interest we pay may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw all or a portion of the present value of any remaining payments at any time based on a discount rate that is 0.5% per annum greater than the interest rate used to calculate the amount of the payments. If the full present value is withdrawn, we will make no further payments. If a portion of the present value is withdrawn, the amount of future payments will be reduced. Option 4: Life Income with Guaranteed Period
This settlement option is a form of annuity payment that continues until the annuitant’s death. The payee is the person receiving the income. We make payments to the payee at regular intervals during the annuitant’s life. Upon electing this option, the payee also selects a guaranteed period of not more than 360 months or selects no guaranteed period at all. If the annuitant dies during the guaranteed payment period, payments will continue to a beneficiary named for the settlement option until the guaranteed payment period expires. The longer the guaranteed payment period, the lower the amount of regular payment. In other words, the payment amount the payee receives would be higher if the payee chose no guaranteed payment period. However, the risk the payee takes is that he or she may die shortly after we issue the settlement agreement. The agreement would then terminate and all payments would cease. The amount of the payments depends on an adjusted age and, where permitted, sex of the annuitant at the time the settlement agreement is established. We show representative guaranteed payments in the settlement option section of the Contract. These rates are calculated using the guaranteed annual interest rate and mortality table shown on the Contract’s schedule page. If your Contract is issued in New York, Option 4 does not permit a partial or full surrender of annuity income. Option 5: Joint & Survivor Life Income with Guaranteed Period
This settlement option is another form of annuity payment or life income available when both annuitants are alive when the settlement option is chosen. We will pay an income as long as at least one of the two annuitants is alive. The amount of payments is determined based on the lives of both of the annuitants. The payees may select a guaranteed payment period of not more than 360 months or may select no guaranteed payment period at all. Upon the death of one of the persons named to receive payments, we will continue to make payments of the same amount to the survivor for the remainder of the guaranteed payment period. At the end of this period, if the survivor is still living, the payments may be reduced if a reduction factor was chosen at issue. We pay the reduced amount until the survivor annuitant’s death. If the survivor also dies during the guaranteed payment period, the remaining guaranteed payments continue to a designated beneficiary. The beneficiary has an option to take a lump sum payment. If no guarantee payment period was selected, all payments will cease and the agreement terminates. The amount of the payments depends on the age and, where permitted, sex of the annuitants at the time we issue the settlement agreement. In addition, any selection of a guaranteed payment period or any reduction factor will influence the payments. These rates are calculated on the guaranteed annual interest rate and mortality table shown on the Contract’s schedule page. We may also offer other settlement options at our discretion. Income provided under Settlement Options 2 through 5 will not be less than the income that would be provided if the proceeds were used to purchase a single premium immediate annuity contract that: 1.Is offered by us at the time of settlement to the same class of annuitants; and 2.Provides the same structure of benefits as the settlement option selected. If your Contract is issued in New York, guaranteed interest rates will be listed in your settlement option agreement and Option 5 does not permit partial or full surrenders of annuity income.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changing Your Death Benefit Option You may request a change from one Death Benefit Option to the other at any time before Attained Age 121 except when the Death Benefit is based on the Table of Death Benefit Factors as provided in your Contract. If we approve the change, we will increase or decrease the Face Amount so your Death Benefit immediately after the change will be the same as immediately before the change. If you change from the Level Death Benefit Option to the Variable Death Benefit Option, we will reduce your Face Amount by the amount of Accumulated Value on the date the change takes place. The decrease in Face Amount and any Decrease Charge will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. We will not allow the change if it reduces your Face Amount below the minimum amount as defined on the schedule page of your Contract. If you select the GPT, then additional restrictions will apply. If the change in Death Benefit Option would cause total premium payments already made to exceed the cumulative premium limit of the Code, the change may be made only if the Cash Surrender Value before the change exceeds the refund required under the Code. If the change is made, the required refund will be made as a partial surrender with no partial surrender charge applied. If you change from the Variable Death Benefit Option to the Level Death Benefit Option, your Face Amount increases by the Accumulated Value on the effective date of the change which also increases any unit charges under your Contract. The Face Amount increase will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. The increase is determined so your Death Benefit immediately after the change will be the same as immediately before the change. A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect on the effective date of the change. The effective date of the change will be the Monthly Anniversary on or following the date we receive Notice. The new Death Benefit Option will be shown on a supplemental Contract schedule page that we will send to you. There may be tax consequences when you change your Death Benefit Option. Please consult your tax advisor before making any such change. If a change in your Death Benefit Option would result in your cumulative premiums exceeding the maximum premium limitations for life insurance under the Code, we will process a partial withdrawal to force out any excess premiums which exceed the maximum premium limitations and that money will be refunded to you. A change in Death Benefit Option may affect the monthly cost of insurance charge because this charge varies with the net amount at risk (in general, the Death Benefit less the Accumulated Value). Changing from Option 1 to Option 2 will generally decrease the net amount at risk, thereby reducing the cost of insurance charges. Changing from Option 2 to Option 1 will generally result in a net amount at risk that remains level. Such a change from Option 2 to Option 1, however, will result in an increase in the cost of insurance charges over time because the net amount at risk will (unless the Death Benefit is based on the applicable percentage of Accumulated Value) remain level rather than decreasing as the Accumulated Value increases.Changing Your Face Amount You select the Face Amount when you apply for the Contract. You may change the Face Amount by giving us Notice. We will not permit any change that would result in your Contract being disqualified as a life insurance contract under Section 7702 of the Code. If the change in Face Amount would result in your cumulative premiums exceeding the maximum premium limitations for life insurance under the Code, we will process a partial withdrawal to force out any excess premiums which exceed the limit, and that money will be refunded to you. Changing the Face Amount may have tax consequences and you should consult a tax advisor before doing so. Increasing Your Face Amount
Subject to our underwriting guidelines and policies, you have the right to increase the Face Amount at any time before the Insured’s last day for increases shown on page 3A of your Contract. Any increase in Face Amount is subject to the following conditions: ♦ We must receive an application at our Service Center, if and as required by our standards.♦ Satisfactory evidence of insurability, if and as required by our standards, unless a contractual exception applies.♦ The increase amount must be for at least $25,000.Increases in your Face Amount will result in additional charges to cover the increased amount at risk. The increased Face Amount will also increase any unit charges under your Contract. We compute charges at the existing rates at the time of increase. The cost of insurance rates for each increase will vary based on factors such as sex (in most states), risk class, age and the time elapsed since issue. The increase will be effective on the date shown on the supplemental Contract schedule page we provide. A new set of Decrease Charges will also apply to each increase in your Contract’s Face Amount. We show these new charges on the amended Contract specification page of your Contract. However, the Decrease Charges will only be assessed if your Face Amount is later decreased and the Decrease Charge is still in effect for that part of the Face Amount that was decreased. See Charges for additional information regarding this charge. Sometimes an increase in the Face Amount, along with other factors, may cause a Contract to be classified as a MEC and could have potentially negative tax consequences. See Taxes. A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect. Decreasing Your Face Amount
At any time before the Insured’s Attained Age 121, you have the right to decrease your Face Amount. Requirements for decreasing your Face Amount are: ♦ we must receive Notice;♦ the Face Amount remaining in effect cannot be less than the minimum amount defined at issue on the Contract schedule page;♦ the Accumulated Value, and premiums if you select the GPT, must be in compliance with Code limits. If the decrease would cause total premium payments already made to exceed the cumulative premium limit of the Code, the decrease may be made only if the Cash Surrender Value before the decrease exceeds the refund required under the Code. If the decrease is made, the required refund will be made as a partial surrender with no partial surrender charge applied; and♦ on the date the decrease would be effective Accumulated Value less Debt must be greater than or equal to any Decrease Charge that may apply.The decrease will become effective as of the Monthly Anniversary on or following the date we receive Notice at the Service Center. We will subtract the decrease first from any previous increases in the Face Amount, starting with the most recent, and then as needed from the original Face Amount. We subtract a Decrease Charge from the Accumulated Value if a Decrease Charge is in effect for that part of the Face Amount decreased. We show you the Decrease Charges applicable to you on the Table of Decrease Charges in your Contract. A new No-Lapse Guarantee Premium will be determined if the No-Lapse Guarantee has not terminated before the effective date of the decrease. A decrease in your Face Amount may cause your Contract to be classified as a (MEC and could have other tax consequences. Please consult your tax advisor before decreasing your Face Amount.Death Claims In the event of the death of the Insured, we must receive Notice of death at our Service Center. We will provide a claim form upon receiving the Notice. A financial advisor or professional may assist in making such a claim.
Charges and Contract Values, Note (N-6) [Text Block]	Payment of Benefits In addition to traditional lump sum payments, other payment options are available. All or part of the life insurance proceeds from death or surrender may be placed in one of several settlement options. Proceeds distributed according to a settlement option do not vary with the investment performance of the Variable Account. Contract Owners may select a settlement option prior to the Insured’s death. A Beneficiary may select a settlement option at the time of making a claim for Death Benefits. The minimum amount that we will apply to a settlement option is $2,000. Additionally, the resulting payment must be at least $50. Once a settlement option is selected, we will provide a settlement option agreement. In the settlement option agreement, we will reflect guaranteed payments, if any.Settlement Options Option 1: Interest Income
Under this settlement option, the proceeds are left with Thrivent to accumulate interest. We will pay, on the proceeds that remain with us an annual rate of interest at least equal to the amount shown on the Contract’s schedule page. The payee may withdraw all or part of the proceeds at any time. Option 2: Income of a Fixed Amount
With this settlement option the payee elects to receive a fixed amount at regular intervals until the proceeds with interest have all been paid. The payment period may not exceed 360 months. Interest accumulates on the amount that remains with us until the proceeds are all paid out. For example, if your Beneficiary elected to receive $10,000, paid annually, we would pay $10,000 annually until we pay out all of the remaining proceeds. The final payment may be smaller than prior payments. We will pay an annual rate of interest at least equal to the amount shown on the Contract’s schedule page. The amount of interest may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw the present value of all or a portion of remaining payments at any time based on a discount rate that is 0.5% per annum greater than the interest rate used to calculate the amount of the payments. If a portion of the present value is withdrawn, the number of future payments will be reduced. If the full value is withdrawn, we will make no further payments. Option 3: Income for a Fixed Period
This option provides payments at regular intervals. The payee may elect a specified number of months or years but may not select a period exceeding 360 months or the payee’s life expectancy. We reserve the right to require a fixed period of at least 60 months. We will pay an annual rate of interest at least equal to the amount shown on the Contract’s schedule page on the proceeds that remain with us. The amount of interest we pay may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw all or a portion of the present value of any remaining payments at any time based on a discount rate that is 0.5% per annum greater than the interest rate used to calculate the amount of the payments. If the full present value is withdrawn, we will make no further payments. If a portion of the present value is withdrawn, the amount of future payments will be reduced. Option 4: Life Income with Guaranteed Period
This settlement option is a form of annuity payment that continues until the annuitant’s death. The payee is the person receiving the income. We make payments to the payee at regular intervals during the annuitant’s life. Upon electing this option, the payee also selects a guaranteed period of not more than 360 months or selects no guaranteed period at all. If the annuitant dies during the guaranteed payment period, payments will continue to a beneficiary named for the settlement option until the guaranteed payment period expires. The longer the guaranteed payment period, the lower the amount of regular payment. In other words, the payment amount the payee receives would be higher if the payee chose no guaranteed payment period. However, the risk the payee takes is that he or she may die shortly after we issue the settlement agreement. The agreement would then terminate and all payments would cease. The amount of the payments depends on an adjusted age and, where permitted, sex of the annuitant at the time the settlement agreement is established. We show representative guaranteed payments in the settlement option section of the Contract. These rates are calculated using the guaranteed annual interest rate and mortality table shown on the Contract’s schedule page. If your Contract is issued in New York, Option 4 does not permit a partial or full surrender of annuity income. Option 5: Joint & Survivor Life Income with Guaranteed Period
This settlement option is another form of annuity payment or life income available when both annuitants are alive when the settlement option is chosen. We will pay an income as long as at least one of the two annuitants is alive. The amount of payments is determined based on the lives of both of the annuitants. The payees may select a guaranteed payment period of not more than 360 months or may select no guaranteed payment period at all. Upon the death of one of the persons named to receive payments, we will continue to make payments of the same amount to the survivor for the remainder of the guaranteed payment period. At the end of this period, if the survivor is still living, the payments may be reduced if a reduction factor was chosen at issue. We pay the reduced amount until the survivor annuitant’s death. If the survivor also dies during the guaranteed payment period, the remaining guaranteed payments continue to a designated beneficiary. The beneficiary has an option to take a lump sum payment. If no guarantee payment period was selected, all payments will cease and the agreement terminates. The amount of the payments depends on the age and, where permitted, sex of the annuitants at the time we issue the settlement agreement. In addition, any selection of a guaranteed payment period or any reduction factor will influence the payments. These rates are calculated on the guaranteed annual interest rate and mortality table shown on the Contract’s schedule page. We may also offer other settlement options at our discretion. Income provided under Settlement Options 2 through 5 will not be less than the income that would be provided if the proceeds were used to purchase a single premium immediate annuity contract that: 1.Is offered by us at the time of settlement to the same class of annuitants; and 2.Provides the same structure of benefits as the settlement option selected. If your Contract is issued in New York, guaranteed interest rates will be listed in your settlement option agreement and Option 5 does not permit partial or full surrenders of annuity income.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Contract In addition to the standard death benefits associated with your Contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Increase Option	Allows you to increase the amount of coverage without having to show evidence of insurability at certain pre-defined opportunities.	Optional
♦ Issue ages 0-17.
♦ Available at issue or may be
added after issue with
evidence of insurability.
♦ Only available if the base
coverage is not rated.
♦ Terminates 60 days following
the first rider anniversary on
or after the Insured’s age 49,
or on the date that an
Alternate Increase Option
Date was used, canceling
the last Fixed Increase
Option.

Disability Waiver of Monthly Deductions
In the event the Insured is totally disabled
under the terms of the rider, scheduled
premiums due during the benefit period are
waived so the Contract, including any Additional
Benefits, continues in force.
		Optional	♦ Can be issued at ages 0-59. ♦ Terminates at age 65 or the end of the benefit period, if later. ♦ Six month waiting period from date of disability.
Accelerated Death Benefit for Terminal Illness Rider	This rider pays a portion of the Death Benefit when requested if the Insured has a life expectancy of 24 months or less in most states.	Standard	♦ Any assignee, irrevocable Beneficiary or other party with ownership rights must consent to payment of the Accelerated Benefit.
Examples Guaranteed Increase Option (Optional) A Contract is issued to an Insured at age 12, with an initial Face amount of $25,000 and a GIO rider of $25,000. The Insured’s risk class at issue is Standard Nontobacco, so all GIO increases will be at this risk class, with no additional underwriting. In this example, the Owner accepts the GIO at the Option Dates at the times that the Insured is ages 22, 25 and 28. The Face amount in total is then $100,000 after these increases (initial $25,000 + 3 increases of $25,000 each). At age 30, the Insured uses a Special Option at the time of marriage, bringing the total Face amount to $125,000. The next Option at age 31 is skipped, and the Owner declines the Option at ages 34 and 37. The Options are accepted at ages 40, 43, 46 and 49. With these 4 increases of $25,000 each, the total Face amount is $225,000 after the last increase, and the GIO expires. Disability Waiver of Monthly Deductions (Optional) A Contract is issued to an Insured at age 45, with a Face amount of $250,000 and the Disability Waiver of Monthly Deduction rider is elected. The Insured is underwritten and given Preferred Nontobacco risk class on the base coverage and standard rating on the waiver. The charges for the waiver benefit are included in the monthly deductions collected for the next several years. At the Insured’s age 52, the Insured is injured in an accident on April 1st and is unable to work. The Insured submits a waiver claim, which is reviewed and approved, effective October 1st (6 months after disability). The Accumulated Value of the Contract is incremented by the amount of the monthly deductions for those 6 months, and monthly deductions are waived from that date forward. The Insured submits regular proof of his disability. After 18 months of waived deductions, the Insured recovers sufficiently to begin a new occupation. The monthly deductions begin again after his recovery. Accelerated Death Benefits for Terminal Illness Rider (Standard) A Contract is issued to an Insured at age 45, with a Face amount of $250,000 and the Accelerated Death Benefit rider is automatically included. There is no charge for including this rider. The Contract continues for several years, with regular scheduled payments made and monthly deductions collected. When the Insured is age 68, he is diagnosed with a terminal illness. A claim is submitted to accelerate the entire death benefit, to pay for his medical care. The claim processing includes obtaining a certification from a qualified physician, which indicates that the Insured’s diagnosis is terminal and his life expectancy is 24 months or less. A calculation is made to determine the present value of the death benefit, less a $150 processing fee. The Contract is terminated when that accelerated payment is made.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Increase Option	Allows you to increase the amount of coverage without having to show evidence of insurability at certain pre-defined opportunities.	Optional
♦ Issue ages 0-17.
♦ Available at issue or may be
added after issue with
evidence of insurability.
♦ Only available if the base
coverage is not rated.
♦ Terminates 60 days following
the first rider anniversary on
or after the Insured’s age 49,
or on the date that an
Alternate Increase Option
Date was used, canceling
the last Fixed Increase
Option.

Disability Waiver of Monthly Deductions
In the event the Insured is totally disabled
under the terms of the rider, scheduled
premiums due during the benefit period are
waived so the Contract, including any Additional
Benefits, continues in force.
		Optional	♦ Can be issued at ages 0-59. ♦ Terminates at age 65 or the end of the benefit period, if later. ♦ Six month waiting period from date of disability.
Accelerated Death Benefit for Terminal Illness Rider	This rider pays a portion of the Death Benefit when requested if the Insured has a life expectancy of 24 months or less in most states.	Standard	♦ Any assignee, irrevocable Beneficiary or other party with ownership rights must consent to payment of the Accelerated Benefit.

Benefits Description [Table Text Block]	Examples Guaranteed Increase Option (Optional) A Contract is issued to an Insured at age 12, with an initial Face amount of $25,000 and a GIO rider of $25,000. The Insured’s risk class at issue is Standard Nontobacco, so all GIO increases will be at this risk class, with no additional underwriting. In this example, the Owner accepts the GIO at the Option Dates at the times that the Insured is ages 22, 25 and 28. The Face amount in total is then $100,000 after these increases (initial $25,000 + 3 increases of $25,000 each). At age 30, the Insured uses a Special Option at the time of marriage, bringing the total Face amount to $125,000. The next Option at age 31 is skipped, and the Owner declines the Option at ages 34 and 37. The Options are accepted at ages 40, 43, 46 and 49. With these 4 increases of $25,000 each, the total Face amount is $225,000 after the last increase, and the GIO expires. Disability Waiver of Monthly Deductions (Optional) A Contract is issued to an Insured at age 45, with a Face amount of $250,000 and the Disability Waiver of Monthly Deduction rider is elected. The Insured is underwritten and given Preferred Nontobacco risk class on the base coverage and standard rating on the waiver. The charges for the waiver benefit are included in the monthly deductions collected for the next several years. At the Insured’s age 52, the Insured is injured in an accident on April 1st and is unable to work. The Insured submits a waiver claim, which is reviewed and approved, effective October 1st (6 months after disability). The Accumulated Value of the Contract is incremented by the amount of the monthly deductions for those 6 months, and monthly deductions are waived from that date forward. The Insured submits regular proof of his disability. After 18 months of waived deductions, the Insured recovers sufficiently to begin a new occupation. The monthly deductions begin again after his recovery. Accelerated Death Benefits for Terminal Illness Rider (Standard) A Contract is issued to an Insured at age 45, with a Face amount of $250,000 and the Accelerated Death Benefit rider is automatically included. There is no charge for including this rider. The Contract continues for several years, with regular scheduled payments made and monthly deductions collected. When the Insured is age 68, he is diagnosed with a terminal illness. A claim is submitted to accelerate the entire death benefit, to pay for his medical care. The claim processing includes obtaining a certification from a qualified physician, which indicates that the Insured’s diagnosis is terminal and his life expectancy is 24 months or less. A calculation is made to determine the present value of the death benefit, less a $150 processing fee. The Contract is terminated when that accelerated payment is made.
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix: Portfolios Available Under the ContractThe following is a list of Portfolios that correspond to subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AccumulationVUL. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of Portfolios that correspond to subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AccumulationVUL. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEAR	10 YEAR
Allocation - 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.77%[1]	19.31%	11.56%	8.61%
Large Growth	Thrivent All Cap Portfolio	0.68%	22.13%	14.75%	10.10%
Allocation - 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.66%	12.46%	6.86%	5.32%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.49%	10.20%	4.73%	4.13%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	9.13%	3.32%	1.88%
Large Blend	Thrivent ESG Index Portfolio	0.36%[1]	28.19%	N/A4	N/A4
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	22.03%	11.08%	7.95%
Intermediate Government	Thrivent Government Bond Portfolio	0.46%	4.37%	0.90%	1.63%
Health	Thrivent Healthcare Portfolio	0.85%[1]	4.15%	10.65%	8.88%
High Yield Bond	Thrivent High Yield Portfolio	0.47%	11.83%	4.25%	3.66%
Corporate Bond	Thrivent Income Portfolio	0.44%	9.29%	3.04%	3.09%
Foreign Large Blend	Thrivent International Allocation Portfolio	0.75%	18.11%	6.70%	3.47%
Foreign Large Blend	Thrivent International Index Portfolio	0.42%	17.76%	N/A4	N/A4
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	47.07%	17.99%	13.82%
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	26.01%	15.42%	11.74%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	12.87%	13.04%	9.37%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.45%	6.38%	2.17%	1.97%
Global Large-Stock Blend	Thrivent Low Volatility Equity Portfolio[5]	0.90%[1]	8.06%	7.58%	N/A2
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85%[1]	17.12%	N/A4	N/A4
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	16.19%	12.36%	8.98%
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEAR	10 YEAR
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	14.19%	13.12%	10.96%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[1]	13.31%	N/A4	N/A4
Allocation - 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64%[1]	16.18%	8.15%	6.24%
Allocation - 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.71%[1]	17.60%	9.56%	7.25%
Allocation - 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61%[1]	12.09%	5.42%	4.48%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	4.88%	1.66%	1.02%
Multisector Bond	Thrivent Multidimensional Income Portfolio[6]	0.98%[1]	8.36%	3.88%	N/A2
Multisector Bond	Thrivent Opportunity Income Plus Portfolio	0.70%	8.93%	2.37%	2.51%
Real Estate	Thrivent Real Estate Securities Portfolio	0.87%	10.14%	7.12%	7.41%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	9.86%	13.60%	N/A3
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	15.79%	10.78%	8.41%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	12.62%	14.55%	10.63%

Portfolio Company Name [Text Block]	PORTFOLIO AND ADVISER/SUBADVISER
Portfolio Company Objective [Text Block]	INVESTMENT TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	Current expenses reflect temporary fee reductions.
Accumulation VUL | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk The assets in each Subaccount are invested in a corresponding Portfolio of the Fund. If you invest your Accumulated Value in one or more Subaccounts, then you will be subject to the risk that investment performance of the Portfolios corresponding to the Subaccounts will be unfavorable and that the Accumulated Value will decrease. If your investment performance is very poor, you could lose everything you invest and your Contract could lapse without value, unless you pay additional premium. If you allocate premiums to the Fixed Accounts, then we credit your accumulated value in the Fixed Accounts with a declared rate of interest. You assume the risk that the rate may decrease, although the Fixed Account rate will never be lower than a guaranteed minimum annual effective rate of 2.0%.
Accumulation VUL | TaxRisksMember
Prospectus:
Principal Risk [Text Block]	Tax Risks We anticipate that the Contract should be deemed a life insurance contract under federal tax law. However, the federal income tax requirements applicable to the Contract are complex and there is limited guidance and some uncertainty about the application of the federal tax law to the Contract. Assuming that the Contract qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value until there is a distribution from the Contract. In addition, assuming the Contract continues to qualify as a life insurance contract beyond age 100, you should not be deemed to be in constructive receipt upon attainment of age 100. Under current tax law, Death Proceeds payable under the Contract generally would be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Proceeds. However, Death Proceeds may be subject to state and/or federal estate and/or inheritance tax. Depending on the total amount of premiums you pay and the frequency of such payments, the Contract may be treated as a MEC under federal tax laws. If a contract is treated as a MEC, then surrenders, partial surrenders, collateral assignments, loans and loan interest under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, collateral assignments and loans (including loan interest) taken before you reach age 59 1⁄2. If the Contract is not a MEC, distributions generally will be treated first as a return of your investment in the Contract and then as taxable income. Moreover, loans generally will not be treated as distributions. Finally, neither distributions nor loans from a Contract that is not a MEC are subject to the 10% penalty tax. If the Contract lapses and a loan is outstanding, you may be deemed to be in receipt of taxable income from the Contract. Additionally, if the Contract lapses and is later reinstated, the Contract may be treated as a MEC. We make no guarantees regarding any tax treatment— federal, state or local—of any Contract or of any transaction involving a Contract. You should consult a qualified tax advisor for assistance in all Contract-related tax matters.
Accumulation VUL | SurrenderAndPartialSurrenderRisksMember
Prospectus:
Principal Risk [Text Block]	Surrender and Partial Surrender Risks You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Accumulated Value in the near future. We designed the Contract to meet long-term financial goals. A Decrease Charge will be assessed if the Contract is surrendered in the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If a partial surrender results in a decrease in Face Amount, a Decrease Charge applies to Face Amount decreases during the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If you select a level Death Benefit Option, a partial surrender will generally reduce the Face Amount of the Contract. Depending on the amount of premium paid, or any Decrease Charges, there may be little or no Cash Surrender Value available to you at the time you surrender your Contract. Decrease Charges reduce your Cash Surrender Value and your Cash Surrender Value may be less than the premiums paid. Even if you do not ask to surrender your Contract, Decrease Charges may play a role in determining whether your Contract will lapse (terminate without value). This is because Decrease Charges affect the Cash Surrender Value, a measure we use to determine whether your Contract will enter a grace period (and possibly lapse). See Risk of Lapse in this section. A partial surrender will reduce Accumulated Value, Death Benefit and the amount of premiums considered paid to meet the No-Lapse Guarantee Premium requirement. A surrender or partial surrender may have tax consequences.
Accumulation VUL | LoanRisksMember
Prospectus:
Principal Risk [Text Block]	Loan Risks A Contract loan will affect the Accumulated Value over time because we transfer the amount of the Debt from the Subaccounts and/or Fixed Accounts to the Loan Account where the value serves as collateral to assure repayment of the loan. This loan collateral does not participate in the investment performance of the Subaccounts. The loan will grow and must be repaid. If the loan is not repaid during the Insured’s life, we reduce the amount we pay on the Insured’s death by the amount of any outstanding Debt to repay the loan. Your Contract may lapse (terminate without value) if your Debt reduces the Cash Surrender Value to less than zero. Debt will reduce your Cash Surrender Value, Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirement. If you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the Loan Account collateral will be used to repay the Debt and the amount of Debt, to the extent it has not previously been taxed, will be considered part of the amount you have received and taxed accordingly. Loans may have immediate tax consequences if your Contract is a MEC even if you do not surrender the Contract or allow it to lapse.
Accumulation VUL | PortfolioRisksMember
Prospectus:
Principal Risk [Text Block]	Portfolio Risks A comprehensive discussion of the risks of each Portfolio in which the Subaccounts invest may be found in the summary prospectus for each Fund. Please refer to the summary prospectus for the Fund for more information. There is no assurance that any Portfolio will achieve its stated investment objective.
Accumulation VUL | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The Contract is more beneficial to investors with a long time horizon. Surrender charges, expenses, and tax consequences make the Contract unsuitable as a short-term investment. You should only purchase the Contract if you have the financial ability to keep it in force for a substantial period of time. The primary reason to buy a life insurance Contract is for the Death Benefit it provides in the event of the Insured’s death. You should not purchase the Contract if you do not need life insurance protection or intend to surrender and/or borrow all or part of the Accumulated Value in the near future.
Accumulation VUL | FixedAccountRiskMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Risk Interest guarantees are subject to Thrivent's claims paying ability.
Accumulation VUL | PremiumPaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Premium Payment Risk Your ability to make additional premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. We will also have the right to limit or refund a premium payment or make distributions from the Contract as necessary to continue to qualify the Contract as life insurance under federal tax law or to avoid the classification of your Contract as a MEC. The premium refund to prevent MEC status may, in some situations, result in loss of the No-Lapse Guarantee (if applicable) on the Contract. See Premiums for more information.
Accumulation VUL | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.
Accumulation VUL | ContractAdministrationRisksMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Contract We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract owner information confidential).
Accumulation VUL | ContractAlternativesMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Contract Other contracts or investments may provide more favorable returns or benefits than the Contract.
Accumulation VUL | PotentiallyHarmfulTransferActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Transfer Activity The Contract is not designed for frequent transfers by anyone. Frequent transfers between subaccounts may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Portfolio. Neither the Contracts nor the underlying Portfolios are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Contract Owners could be at the expense of other Contract Owners. To protect Contract Owners and the underlying Portfolios, we have policies and procedures to deter frequent transfers between and among the Subaccounts. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Contract Owners.
Accumulation VUL | RiskofincreaseinCurrentFeesandExpensesMember
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, based on changes in the Company’s future expectations of relevant factors, as determined in its sole discretion. Although some Portfolios may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Contract in force.
Accumulation VUL | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
Accumulation VUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of your premiums (principal), and your Contract can lapse without value.Additionally, Debt will reduce your Cash Surrender Value, Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirement. If you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the amount of Debt, to the extent it has not previously been taxed, will be considered part of the amount you receive and taxed accordingly. Loans may have tax consequences.
Accumulation VUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. You should only purchase the Contract if you have the financial ability to keep it in force for a substantial period of time.The primary reason to buy a life insurance contract is for the Death Benefit it provides in the event of the Insured’s death. You should not purchase the Contract if you do not need life insurance protection or intend to surrender all or part of the Accumulated Value in the near future. Surrender charges, expenses, and tax consequences generally make the Contract unsuitable as a short-term investment.
Accumulation VUL | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose and can vary depending on the performance of the investment options available under the Contract.Each investment option has its own unique risks.We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.You should review the available Portfolios’ prospectuses before making an investment decision.
Accumulation VUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to risks related to Thrivent, including that any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability and financial strength of Thrivent. More information about Thrivent, including its financial strength ratings, is available upon request by calling 1-800-847-4836.
Principal Risk [Text Block]	Insurance Company Risk An investment in the Contract is subject to the risks related to Thrivent. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability and financial strength of Thrivent. If Thrivent experiences financial distress, it may not be able to meet its obligations to you. More information about Thrivent, including its financial strength ratings, is available upon request by calling 1-800-847-4836.
Accumulation VUL | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Your Contract will lapse (that is, terminate without value) if: (1) your monthly deductions are greater than your Cash Surrender Value; (2) there is not an active No-Lapse Guarantee; and (3) payment of the premium to keep the Contract in force is not paid within the grace period. No Death Benefit will be paid if the Contract is lapsed. Payment will be required to reinstate the Contract. We will reinstate a Contract only if our requirements for reinstatement are satisfied, which may include requiring new proof of insurability of the Insured person.
Principal Risk [Text Block]	Risk of Lapse If your monthly deductions exceed your Cash Surrender Value, then unless your Contract has an active No-Lapse Guarantee in effect your Contract will enter a 61-day grace period. We will notify you that your Contract will lapse (that is, terminate without value) if you do not send us a sufficient payment by a specified date. Your Contract generally will not lapse: ♦ if you make timely payment of the minimum premium amount required to keep the No-Lapse Guarantee in effect; or♦ if during the grace period you make a sufficient premium payment.Subject to certain conditions, you may reinstate a lapsed Contract.
Accumulation VUL | ThriventAggressiveAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Aggressive Allocation Portfolio
Portfolio Company Objective [Text Block]	Allocation - 85%+ Equity
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	19.31%
Average Annual Total Returns, 5 Years [Percent]	11.56%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Accumulation VUL | ThriventAllCapPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent All Cap Portfolio
Portfolio Company Objective [Text Block]	Large Growth
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	22.13%
Average Annual Total Returns, 5 Years [Percent]	14.75%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Accumulation VUL | ThriventBalancedIncomePlusPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Balanced Income Plus Portfolio
Portfolio Company Objective [Text Block]	Allocation - 30% to 50% Equity
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	12.46%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Accumulation VUL | ThriventDiversifiedIncomePlusPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Diversified Income Plus Portfolio
Portfolio Company Objective [Text Block]	Allocation - 15% to 30% Equity
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Accumulation VUL | ThriventEmergingMarketsEquityPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Emerging Markets Equity Portfolio
Portfolio Company Objective [Text Block]	Diversified Emerging Mkts
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	1.88%
Accumulation VUL | ThriventESGIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent ESG Index Portfolio
Portfolio Company Objective [Text Block]	Large Blend
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	28.19%
Accumulation VUL | ThriventGlobalStockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Global Stock Portfolio
Portfolio Company Objective [Text Block]	Global Large-Stock Blend
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	22.03%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Accumulation VUL | ThriventGovernmentBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Government Bond Portfolio
Portfolio Company Objective [Text Block]	Intermediate Government
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	4.37%
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	1.63%
Accumulation VUL | ThriventHealthcarePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Healthcare Portfolio
Portfolio Company Objective [Text Block]	Health
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Accumulation VUL | ThriventHighYieldPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent High Yield Portfolio
Portfolio Company Objective [Text Block]	High Yield Bond
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	3.66%
Accumulation VUL | ThriventIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Income Portfolio
Portfolio Company Objective [Text Block]	Corporate Bond
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	3.09%
Accumulation VUL | ThriventInternationalAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent International Allocation Portfolio
Portfolio Company Objective [Text Block]	Foreign Large Blend
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Accumulation VUL | ThriventInternationalIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent International Index Portfolio
Portfolio Company Objective [Text Block]	Foreign Large Blend
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	17.76%
Accumulation VUL | ThriventLargeCapGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Large Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Large Growth
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	47.07%
Average Annual Total Returns, 5 Years [Percent]	17.99%
Average Annual Total Returns, 10 Years [Percent]	13.82%
Accumulation VUL | ThriventLargeCapIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Large Cap Index Portfolio
Portfolio Company Objective [Text Block]	Large Blend
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.42%
Average Annual Total Returns, 10 Years [Percent]	11.74%
Accumulation VUL | ThriventLargeCapValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Large Cap Value Portfolio
Portfolio Company Objective [Text Block]	Large Value
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Accumulation VUL | ThriventLimitedMaturityBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Limited Maturity Bond Portfolio
Portfolio Company Objective [Text Block]	Short-Term Bond
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Accumulation VUL | ThriventLowVolatilityEquityPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Low Volatility Equity Portfolio
Portfolio Company Objective [Text Block]	Global Large-Stock Blend
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	7.58%
Accumulation VUL | ThriventMidCapGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Mid Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Accumulation VUL | ThriventMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Mid Cap Index Portfolio
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Accumulation VUL | ThriventMidCapStockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Mid Cap Stock Portfolio
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Accumulation VUL | ThriventMidCapValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Mid Cap Value Portfolio
Portfolio Company Objective [Text Block]	Mid-Cap Value
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.31%
Accumulation VUL | ThriventModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Allocation - 50% to 70% Equity
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.18%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Accumulation VUL | ThriventModeratelyAggressiveAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Moderately Aggressive Allocation Portfolio
Portfolio Company Objective [Text Block]	Allocation - 70% to 85% Equity
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Accumulation VUL | ThriventModeratelyConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Moderately Conservative Allocation Portfolio
Portfolio Company Objective [Text Block]	Allocation - 30% to 50% Equity
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	4.48%
Accumulation VUL | ThriventMoneyMarketPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Money Market Portfolio
Portfolio Company Objective [Text Block]	Money Market - Taxable
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	1.02%
Accumulation VUL | ThriventMultidimensionalIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Multidimensional Income Portfolio
Portfolio Company Objective [Text Block]	Multisector Bond
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	3.88%
Accumulation VUL | ThriventOpportunityIncomePlusPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Opportunity Income Plus Portfolio
Portfolio Company Objective [Text Block]	Multisector Bond
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	2.37%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Accumulation VUL | ThriventRealEstateSecuritiesPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Real Estate Securities Portfolio
Portfolio Company Objective [Text Block]	Real Estate
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Accumulation VUL | ThriventSmallCapGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Small Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Small Growth
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Accumulation VUL | ThriventSmallCapIndexPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Small Cap Index Portfolio
Portfolio Company Objective [Text Block]	Small Blend
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Accumulation VUL | ThriventSmallCapStockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Thrivent Small Cap Stock Portfolio
Portfolio Company Objective [Text Block]	Small Blend
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Accumulation VUL | AcceleratedDeathBenefitforTerminalIllnessMember
Prospectus:
Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	Upon receipt of each premium payment
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit
Other Transaction Fee, When Deducted [Text Block]	On exercise of benefit
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	[5] The charge may vary by state and may be lower in some states.
Accumulation VUL | LoansMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Debt Interest
Optional Benefit Charge, When Deducted [Text Block]	Accrues daily
Optional Benefit Expense (of Other Amount), Current [Percent]	4.00%
Optional Benefit Expense, Footnotes [Text Block]	[11] The maximum net interest charged on [ls:debt]Debt[le] is 4.0%. The gross annual interest rate charged on [ls:debt]Debt[le] is 6.0% and for amounts that are transferred as collateral to the [ls:loanaccount]Loan Account[le] we pay a minimum effective annual rate of 2.0%. We may pay a rate greater than 2.0%.
Accumulation VUL | DisabilityWaiverOfMonthlyDeductionsMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Waiver of Monthly Deduction Benefit
Optional Benefit Charge, When Deducted [Text Block]	On the rider date of issue and monthly thereafter
Optional Benefit Charge, Representative [Text Block]
Charge for a male Insured, Issue Age 40, in the standard risk class	7.7% of all monthly deductions[13]

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	195.50%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	4.80%
Optional Benefit Expense, Footnotes [Text Block]

[12] Charges for [ls:additionalbenefits]Additional Benefits[le] vary based on [ls:attainedage]Attained Age[le] or [ls:issueage]Issue Age[le], sex (in most states), risk class, [ls:faceamount]Face Amount[le], risk amount, or rider coverage amount. Charges based on age may increase as the [ls:insured]Insured[le] ages. The charges noted apply if the rider is included in your [ls:contract]Contract[le] and the [ls:contract]Contract[le] and/or rider has not otherwise terminated. Before you purchase a [ls:contract]Contract[le], we will provide you a free personalized illustration of your future benefits under the [ls:contract]Contract[le].

[13] The charge applies until [ls:insured]Insured's[le] [ls:attainedage]Attained Age[le] 65. Monthly deductions include cost of insurance charge, benefit rider charges, basic monthly charge, monthly unit charge, and mortality and expense risk charge.

Name of Benefit [Text Block]	Disability Waiver of Monthly Deductions
Purpose of Benefit [Text Block]	In the event the Insured is totally disabled under the terms of the rider, scheduled premiums due during the benefit period are waived so the Contract, including any Additional Benefits, continues in force.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	♦ Can be issued at ages 0-59.♦ Terminates at age 65 or the end of the benefit period, if later.♦ Six month waiting period from date of disability.
Name of Benefit [Text Block]	Disability Waiver of Monthly Deductions
Operation of Benefit [Text Block]

Disability Waiver of Monthly Deductions (Optional)

A Contract is issued to an Insured at age 45, with a Face amount of $250,000 and the Disability Waiver of Monthly Deduction rider is elected. The Insured is underwritten and given Preferred Nontobacco risk class on the base coverage and standard rating on the waiver. The charges for the waiver benefit are included in the monthly deductions collected for the next several years. At the Insured's age 52, the Insured is injured in an accident on April 1st and is unable to work. The Insured submits a waiver claim, which is reviewed and approved, effective October 1st (6 months after disability). The Accumulated Value of the Contract is incremented by the amount of the monthly deductions for those 6 months, and monthly deductions are waived from that date forward. The Insured submits regular proof of his disability. After 18 months of waived deductions, the Insured recovers sufficiently to begin a new occupation. The monthly deductions begin again after his recovery.

Accumulation VUL | GuaranteedIncreaseOptionMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Guaranteed Increase Option
Optional Benefit Charge, When Deducted [Text Block]	On the rider date of issue and monthly thereafter
Optional Benefit Charge, Representative [Text Block]
Charge for an Insured, Issue Age0	$0.36 per $1,000 of rider coverage amount[14]

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.52%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.36%
Optional Benefit Expense, Footnotes [Text Block]	[14] The charge applies until the first rider anniversary on or after [ls:insured]Insured's[le] age 49.
Name of Benefit [Text Block]	Guaranteed Increase Option
Purpose of Benefit [Text Block]	Allows you to increase the amount of coverage without having to show evidence of insurability at certain pre-defined opportunities.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	♦ Issue ages 0-17.♦ Available at issue or may be added after issue with evidence of insurability.♦ Only available if the base coverage is not rated.♦ Terminates 60 days following the first rider anniversary on or after the Insured’s age 49, or on the date that an Alternate Increase Option Date was used, canceling the last Fixed Increase Option.
Name of Benefit [Text Block]	Guaranteed Increase Option
Operation of Benefit [Text Block]

Guaranteed Increase Option (Optional)

A Contract is issued to an Insured at age 12, with an initial Face amount of $25,000 and a GIO rider of $25,000. The Insured's risk class at issue is Standard Nontobacco, so all GIO increases will be at this risk class, with no additional underwriting. In this example, the Owner accepts the GIO at the Option Dates at the times that the Insured is ages 22, 25 and 28. The Face amount in total is then $100,000 after these increases (initial $25,000 + 3 increases of $25,000 each). At age 30, the Insured uses a Special Option at the time of marriage, bringing the total Face amount to $125,000. The next Option at age 31 is skipped, and the Owner declines the Option at ages 34 and 37. The Options are accepted at ages 40, 43, 46 and 49. With these 4 increases of $25,000 each, the total Face amount is $225,000 after the last increase, and the GIO expires.

Accumulation VUL | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]

Option 1 (Level Death Benefit Option)

The Death Benefit for this option remains level, but in limited situations will vary. The Death Benefit is the greater of the Face Amount, or the Death Benefit factor multiplied by Accumulated Value. If you keep your Contract in force for several years and your Accumulated Value continues to increase, your Death Benefit may be increased by a Death Benefit factor. This factor helps to ensure that your Death Benefit is large enough relative to Accumulated Value to assure the Contract will qualify as life insurance under federal tax law. The Death Benefit factor depends upon your Attained Age. If the CVAT is used to satisfy the tax definition, then the death benefit factor will also depend on the Insured's sex (in most states) and risk class. Your Contract includes a Table of Death Benefit Factors.

You should consider the Level Death Benefit Option if:

you do not expect your insurance needs to generally increase; or

you would like to minimize your insurance costs.

In general, the Level Death Benefit Option provides greater growth potential in Accumulated Value than the Variable Death Benefit Option. By choosing the Level Death Benefit Option, any increases in Accumulated Value reduce the actual risk amount and lower your cost of insurance.

Accumulation VUL | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]

Option 2 (Variable Death Benefit Option)

The Variable Death Benefit Option provides a Death Benefit that varies over time. The Death Benefit will be the greater of the Face Amount plus Accumulated Value, or the Death Benefit factor (described above) multiplied by Accumulated Value. The Death Benefit fluctuates correspondingly with your Accumulated Value.

You should consider the Variable Death Benefit Option if:

you expect your insurance needs to increase, or

you would like to have the potential for an increasing death benefit.

In general, the variable option provides the potential for a greater death benefit than the level option.

Accumulation VUL | AcceleratedDeathBenefitForTerminalIllnessRiderMember
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]	This rider pays a portion of the Death Benefit when requested if the Insured has a life expectancy of 24 months or less in most states.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	♦ Any assignee, irrevocable Beneficiary or other party with ownership rights must consent to payment of the Accelerated Benefit.
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Operation of Benefit [Text Block]

Accelerated Death Benefits for Terminal Illness Rider (Standard)

A Contract is issued to an Insured at age 45, with a Face amount of $250,000 and the Accelerated Death Benefit rider is automatically included. There is no charge for including this rider. The Contract continues for several years, with regular scheduled payments made and monthly deductions collected. When the Insured is age 68, he is diagnosed with a terminal illness. A claim is submitted to accelerate the entire death benefit, to pay for his medical care. The claim processing includes obtaining a certification from a qualified physician, which indicates that the Insured's diagnosis is terminal and his life expectancy is 24 months or less. A calculation is made to determine the present value of the death benefit, less a $150 processing fee. The Contract is terminated when that accelerated payment is made.